Investments	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Investments	NOTE 15 INVESTMENTS Principal Place Proportion of Ownership Interest of Business and and Voting Rights Held (%) Carrying Amount Name Principal Activity Incorporation 2022 2021 2022 2021 Equity-accounted investees Profertil Nitrogen producer Argentina 50 50 453 277 Canpotex Marketing and logistics of potash Canada 50 50 ‐ ‐ Other associates and joint ventures 190 182 Total equity-accounted investees 643 459 Investments at FVTOCI Sinofert Fertilizer supplier and distributor China/Bermuda 22 22 190 234 Other 10 10 Total investments at FVTOCI 200 244 Total investments 843 703 We continuously assess our ability to exercise significant influence or joint control over our investments. Our 22 percent ownership in Sinofert does not constitute significant influence as we do not have any representation on the board of directors of Sinofert. We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes. Future conditions related to Profertil may be affected by political, economic and social instability. We are exposed to foreign exchange risk related to fluctuations in the Argentine peso against the US dollar and currency controls, which may restrict our ability to obtain dividends from Profertil.